Performance Management - Cohen & Steers Infrastructure Opportunities Active ETF	Dec. 01, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Fund Performance
Performance Narrative [Text Block]	The Fund is new and therefore has no performance history. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s returns and comparing the Fund’s performance to a broad measure of market performance.The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.When available, updated performance information can be obtained by calling toll-free (866) 737-6370or by visiting https://www.cohenandsteers.com.
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	 Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s returns and comparing the Fund’s performance to a broad measure of market performance.
Performance One Year or Less [Text]	The Fund is new and therefore has no performance history.
Performance Availability Website Address [Text]	https://www.cohenandsteers.com
Performance Availability Phone [Text]	(866) 737-6370